Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Credit Loss, Additional Improvements [Abstract]
Summary of Accounts Receivable Net
Accounts receivable, net is consisted of the following:

	December 31, 2020	December 31, 2021
	RMB	RMB
Accounts receivable, gross:	8,361	6,458
Less: allowance for doubtful accounts	—	—

Accounts receivable, net	8,361	6,458